Condensed consolidating information on certain US subsidiaries - Disclosure of Condensed Statement of Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) for the period	$ 2,873	$ 156	$ 5,404	$ 1,648
Other comprehensive income	(1,578)	342	(451)	2,275
Equity-accounted other comprehensive income of subsidiaries			0	0
Total comprehensive income	1,295	498	4,953	3,923
Attributable to
BP shareholders	1,268	472	4,848	3,835
Non-controlling interests	$ 27	$ 26	105	88
Reportable Legal Entities | Issuer
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) for the period			529	57
Other comprehensive income			0	0
Equity-accounted other comprehensive income of subsidiaries			0	0
Total comprehensive income			529	57
Attributable to
BP shareholders			529	57
Non-controlling interests			0	0
Reportable Legal Entities | Guarantor
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) for the period			5,268	1,593
Other comprehensive income			1,686	578
Equity-accounted other comprehensive income of subsidiaries			(2,106)	1,664
Total comprehensive income			4,848	3,835
Attributable to
BP shareholders			4,848	3,835
Non-controlling interests			0	0
Reportable Legal Entities | Other subsidiaries
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) for the period			5,635	2,053
Other comprehensive income			(2,137)	1,697
Equity-accounted other comprehensive income of subsidiaries			0	0
Total comprehensive income			3,498	3,750
Attributable to
BP shareholders			3,393	3,662
Non-controlling interests			105	88
Eliminations and reclassifications
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) for the period			(6,028)	(2,055)
Other comprehensive income			0	0
Equity-accounted other comprehensive income of subsidiaries			2,106	(1,664)
Total comprehensive income			(3,922)	(3,719)
Attributable to
BP shareholders			(3,922)	(3,719)
Non-controlling interests			$ 0	$ 0